SHARE OPTIONS - Summary of Number of Share Options Outstanding (Details) - $ / shares	1 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of Options
Total Outstanding (in shares)		400,000	650,000
Granted (in shares)		0	0
Exercised (in shares)	400,000	400,000	250,000	450,000
Forfeited (in shares)		0	0
Exercisable (in shares)		0	400,000
Outstanding - unvested (in shares)		0	0
Total Oustanding (in shares)		0	400,000	650,000
Weighted Average Exercise Price
Total Outstanding (in dollars per share)		$ 5.63	$ 6.27
Granted (in dollars per share)		0	0
Exercised (in dollars per share)		5.86	6.70
Forfeited (in dollars per share)		0	0
Exercisable (in dollars per share)		0	5.63
Outstanding - Unvested (in dollars per share)		0	0
Total Outstanding (in dollars per share)		0	5.63	$ 6.27
Weighted Average Grant date Fair Value
Outstanding (in dollars per share)		1.20	1.28
Granted (in dollars per share)		0	0
Exercised (in dollars per share)		1.08	1.29
Forfeited (in dollars per share)		0	0
Exercisable (in dollars per share)		0	1.20
Outstanding - Unvested (in dollars per share)		0	0
Outstanding (in dollars per share)		0	1.20	$ 1.28
Accumulated dividends as of exercise date (in usd per share)		$ 5.10	4.40
Accumulated dividends (in usd per share)			$ 4.80
Management
Number of Options
Total Outstanding (in shares)		400,000	650,000
Granted (in shares)		0	0
Exercised (in shares)		400,000	250,000
Forfeited (in shares)		0	0
Exercisable (in shares)		0	400,000
Outstanding - unvested (in shares)		0	0
Total Oustanding (in shares)		0	400,000	650,000